FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Fair Value Measurements (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Carrying Value
Receivables
Loans receivable	$ 11.7	$ 31.1
Carrying Value | Senior Notes
Debt
Long-term debt	122.6	203.2
Fair Value
Receivables
Loans receivable	11.4	31.6
Fair Value | Senior Notes
Debt
Long-term debt	$ 115.4	$ 189.5